AQR Diversified Arbitrage Fund Expense Example - AQR Diversified Arbitrage Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,379
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	$ 1,965